SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
b.	The following presents segment results of operations for the six months ended June 30, 2014 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$11,265	$46,955	$58,220
Intersegments revenues	(5,331)	-	(5,331)

Revenues from external customers	$5,934	$46,955	$52,889

Segments operating income	$958	$4,775	$5,733

Segments assets	$25,208	$100,982	$126,190

c.	The following presents segment results of operations for the six months ended June 30, 2013 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$11,895	$38,508	$50,403
Intersegments revenues	(5,023)	-	(5,023)

Revenues from external customers	$6,872	$38,508	$45,380

Segments operating income	$1,551	$1,587	$3,138

Segments assets	$17,898	$82,816	$100,714

d.	The following presents segment results of operations for the three months ended June 30, 2014 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$5,867	$23,008	$28,875
Intersegments revenues	(3,001)	-	(3,001)

Revenues from external customers	$2,866	$23,008	$25,874

Segments operating profit	$711	$2,105	$2,816

Segments assets	$25,208	$100,982	$126,190

e.	The following presents segment results of operations for the three months ended June 30, 2013 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$6,013	$19,733	$25,746
Intersegments revenues	(2,511)	-	(2,511)

Revenues from external customers	$3,502	$19,733	$23,235

Segments operating profit	$697	$883	$1,580

Segments assets	$17,898	$82,816	$100,714

f.	The following presents segment results of operations for the year ended December 31, 2013:

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,268	$81,990	$106,258
Intersegments revenues	(8,401)	-	(8,401)

Revenues from external customers	$15,867	$81,990	$97,857

Segments operating profit	$3,065	$4,890	$7,955

Segments assets	$36,513	$78,930	$115,443

Depreciation, amortization and impairment expenses	$291	$3,758	$4,049

Expenditures for assets	$135	$4,528	$4,663

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$5,733
Intercompany gains on intersegment sales	(1,496)

Operating income	$4,237

Segments assets	$126,190
Intercompany elimination	(2,216)

Total assets	$123,974

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$3,138
Intercompany gains on intersegment sales	174

Operating income	$3,312

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$2,816
Intercompany gains on intersegment sales	(1,164)

Operating income	$1,652

Segments assets	$126,190
Intercompany elimination	(2,216)

Total assets	$123,974

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$1,580
Intercompany gains on intersegment sales	187

Operating income	$1,767

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$7,955
Intercompany adjustments on intersegment sales	(1,909)

Operating income	$6,046

Segments assets	$115,443
Intercompany elimination	(1,779)

Total assets	$113,664